4. ACQUISITIONS AND SALES: Schedule of Allocation of Purchase Consideration (Details)	12 Months Ended
Dec. 31, 2024 CAD ($)
PsPortals, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	$ 567,975
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	44,798
Allocation of the purchase consideration, Assets Acquired, Note Receivable	63,195
Allocation of the purchase consideration, Assets Acquired, Product Development Costs	1,048,782
Allocation of the purchase consideration, Liabilities assumed, Accounts Payable	(1,721)
Allocation of the purchase consideration, Liabilities assumed, Deferred Revenue	(595,860)
Allocation of the purchase consideration, Net purchase price	1,127,169
Allocation of the purchase consideration, Acquisition Payment, Cash	558,414
Allocation of the purchase consideration, Acquisition Payment, Promissory Note	568,755
Allocation of the purchase consideration, Acquisition Payment, Total	1,127,169
Ecker Capital, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	9,921
Allocation of the purchase consideration, Liabilities assumed, Accounts Payable	(259,352)
Allocation of the purchase consideration, Liabilities assumed, Deferred Revenue	(328,068)
Allocation of the purchase consideration, Net purchase price	(1,177,534)
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	184,242
Allocation of Purchase Consideration, Liabilities assumed, SBA Loan	(723,837)
Allocation of Purchase Consideration, Liabilities assumed, SBFS LLC Loan	(60,439)
ZooOffice, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	10,962
Allocation of the purchase consideration, Liabilities assumed, Accounts Payable	(2,283)
Allocation of the purchase consideration, Liabilities assumed, Deferred Revenue	(359,733)
Allocation of the purchase consideration, Net purchase price	(507,646)
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	56,106
Allocation of Purchase Consideration, Liabilities assumed, SBA Loan	$ (212,696)